UNITED STATES
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			                           SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          Form 13F

                                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment ( );       Amendment Number:

This Amendment (Check only one.):   ( )is a restatement.
                                    ( )adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Polen Capital Management, Inc.
Address: 14502 North Dale Mabry Hwy.
         Suite 303
         Tampa, FL  33618

Form 13F File Number:   28-6100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Michael R. Jacqmin
Title: Chief Financial Officer
Phone: (813) 265-3565

Signature, Place, and Date of Signing:

Michael R. Jacqmin Tampa, FL  04/26/2000

[Signature]  [City, State]    [Date]


Report type (Check only one.):

* 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

  13F NOTICE.	(Check here if no holdings reported are in
  this report, and all holdings are reported by other reporting manager (s).)

  13F COMBINATION REPORT.	(Check here is a portion of the
  holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
 COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4     COLUMN     5 COLUM 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE     SHRS OR  SH/  PUT/INVST
                                          (x$1000)    PRN AMT  PRN  CALL DIS

American Express     Common    025816109     42868      287827  SH       Sole
Amgen Inc.           Common    031162100     71996     1173058  SH       Sole
Anheuser-Busch       Common    035229103     33095      531658  SH       Sole
Dell Computer Corp.  Common    247025109     26363      488777  SH       Sole
Fannie Mae           Common    313586109     31240      552320  SH       Sole
Freddie Mac          Common    313400301     39480      893468  SH       Sole
Hearst-Argyle        Common    422317107     17189      735392  SH       Sole
Intel Corp.          Common    458140100     75952      575667  SH       Sole
McGraw-Hill          Common    580645109     28339      622855  SH       Sole
Medtronic Inc.       Common    585055106     50119      974385  SH       Sole
Microsoft Corp.      Common    594918104     57367      539925  SH       Sole
McDonald's Corp.     Common    580135101     26372      705628  SH       Sole
Pulitzer Inc.        Common    745769109     17227      421474  SH       Sole
Reynolds & Reynolds  Common    761695105     33845     1253530  SH       Sole
Schering-Plough      Common    806605101     34321      924478  SH       Sole
Taro Pharmaceutical  Common    M8737E108      3028      281675  SH       Sole
Tandy Corp           Common    875382103     35837      706160  SH       Sole